Above / Below Market Acquired Time Charters / Other Intangible Assets (Details Narrative)	12 Months Ended
	Dec. 31, 2016 USD ($) Number	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles assets	$ 446,401	$ 3,406,668	$ 5,801,664
Intangible assets, net		446,401
Manning Agreements At Below Market Rates [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles assets	$ 0	520,588	1,056,338
Other intangible assets amortization period	3 years
Above Market Leases II [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Number of vessels acquired | Number	5
Amortization of intangibles assets	$ 446,401	2,886,080	5,198,574
Intangible assets, net		446,401
Below Market Leases II [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Number of vessels acquired | Number	2
Amortization of intangibles assets	$ 0	$ 0	$ 453,248